UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05468

Exact name of registrant as specified in charter:	The High Yield Plus Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2009

Date of reporting period:	06/30/2008

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS as of June 30, 2008 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)	Value

LONG-TERM INVESTMENTS — 127.1%
CORPORATE BONDS — 121.0%
Aerospace/Defense — 1.1%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada)	Ba2	8.00%		11/15/14	$225	$230,625
L-3 Communications Corp., Gtd. Notes	Ba3	6.375%		10/15/15	380	355,300

						585,925
Automobile Manufacturers — 0.8%
KAR Holdings, Inc., Gtd. Notes	Caa1	10.00%		05/01/15	485	407,400
Automotive — 4.1%
Ford Motor Credit Co., Sr. Unsec’d. Notes	B1	7.00%		10/01/13	725	533,898
Ford Motor Credit Co., Sr. Unsec’d. Notes	B1	7.241	%(c)	04/15/12	795	745,107
General Motors Acceptance Corp., Sr. Unsec’d. Notes	B3	6.875%		08/28/12	110	75,325
General Motors Acceptance Corp., Sr. Unsec’d. Notes	B3	8.00%		11/01/31	1,335	868,522

						2,222,852
Building Materials — 0.8%
Texas Industries, Inc., Sr. Unsec’d. Notes	Ba3	7.25%		07/15/13	435	432,825
Capital Goods — 1.1%
Allied Waste North America, Inc., Sr. Sec’d. Notes	B1	5.75%		02/15/11	605	594,412
Chemicals — 1.3%
KI Holdings, Inc., Zero Coupon (until 11/15/09), Sr. Disc. Notes	B2	9.875	%(a)	11/15/14	45	40,725
Mosaic Co. (The), Sr. Unsec’d. Notes, 144A	Ba1	7.375%		12/01/14	165	172,425
Mosaic Co. (The), Sr. Unsec’d. Notes, 144A	Ba1	7.625%		12/01/16	140	149,100
Mosaic Global Holdings, Inc., Sr. Unsec’d. Notes	Ba2	7.30%		01/15/28	100	101,000
Terra Capital, Inc., Gtd. Notes	B1	7.00%		02/01/17	220	215,600

						678,850
Commercial Services — 0.5%
Lender Processing Services, Inc., Sr. Unsec’d. Notes, 144A	Ba2	8.125%		07/01/16	260	260,325
Computer Services & Software — 0.3%
Unisys Corp., Sr. Unsec’d. Notes	B2	6.875%		03/15/10	190	181,450
Construction Machinery — 3.5%
Ahern Rentals, Inc., Sr. Sec’d. Notes	B3	9.25%		08/15/13	230	167,900
Ashtead Capital, Inc., Sr. Sec’d. Notes, 144A	B1	9.00%		08/15/16	125	110,000
Ashtead Holdings PLC, Sr. Sec’d. Notes, 144A (United Kingdom)	B1	8.625%		08/01/15	75	65,250
Case New Holland, Inc., Gtd. Notes	Ba3	7.125%		03/01/14	280	274,400
Neff Corp., Gtd. Notes	Caa2	10.00%		06/01/15	380	144,400
Rental Service Corp., Gtd. Notes	Caa1	9.50%		12/01/14	760	634,600
Sunstate Equipment Co., Sr. Unsec’d. Notes, 144A	Caa1	10.50%		04/01/13	225	177,750
United Rentals North America, Inc., Gtd. Notes	B1	6.50%		02/15/12	340	306,000

						1,880,300
Consumer Cyclical - Services — 0.9%
Corrections Corp. of America, Gtd. Notes	Ba2	6.25%		03/15/13	95	91,437
Service Corp. International, Sr. Unsec’d. Notes	B1	7.375%		10/01/14	140	140,000
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%		10/01/18	280	279,300

						510,737

SCHEDULE OF INVESTMENTS as of June 30, 2008 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Containers & Packaging — 0.4%
Stone Container Finance, Gtd. Notes (Canada)	B3	7.375%		07/15/14	290	232,000
Diversified Manufacturing — 2.1%
Blaze Finance Corp., Sr. Sec’d. Notes, 144A	NR	10.875%		07/15/12	40	39,200
Esco Corp., Gtd. Notes, 144A	B2	8.625%		12/15/13	665	671,650
SPX Corp., Sr. Notes, 144A	Ba2	7.625%		01/01/15	420	426,300

						1,137,150
Electric — 0.9%
Intergen NV, Sr. Sec’d. Notes, 144A	Ba3	9.00%		06/30/17	400	414,000
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.25%		04/01/16	55	54,175

						468,175
Energy — 9.9%
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.875%		01/15/16	175	168,875
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.75%		01/15/15	265	274,937
Delta Petroleum Corp., Gtd. Notes	Caa2	7.00%		04/01/15	1,025	876,375
Dynergy Holdings, Inc., Sr. Unsec’d. Notes	B2	8.375%		05/01/16	205	198,850
Hornbeck Offshore Services, Inc., Gtd. Notes	Ba3	6.125%		12/01/14	60	57,600
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%		04/15/16	225	206,438
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B1	7.875%		12/15/14	350	345,625
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B1	8.25%		12/15/14	245	243,775
Petrohawk Energy Corp., Gtd. Notes	B3	9.125%		07/15/13	180	184,500
Petrohawk Energy Corp., Sr. Notes, 144A	B3	7.875%		06/01/15	120	117,150
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	6.75%		05/01/14	445	402,725
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%		05/01/18	225	211,185
Plains Exploration & Production Co., Gtd. Notes	B1	7.00%		03/15/17	75	72,000
Plains Exploration & Production Co., Gtd. Notes	B1	7.75%		06/15/15	360	362,700
Range Resources Corp., Gtd. Notes	Ba3	6.375%		03/15/15	80	76,400
Range Resources Corp., Gtd. Notes	Ba3	7.50%		05/15/16	335	333,744
Range Resources Corp., Gtd. Notes	Ba3	7.50%		10/01/17	240	238,800
SandRidge Energy, Inc., Sr. Notes, 144A	B3	8.00%		06/01/18	195	195,975
Southwestern Energy Co., Sr. Unsec’d. Notes, 144A	Ba2	7.50%		02/01/18	130	133,758
Western Oil Sands, Inc., Sr. Sec’d. Notes (Canada)	Baa1	8.375%		05/01/12	200	217,583
Whiting Petroleum Corp., Gtd. Notes	B1	7.25%		05/01/13	220	218,350
Whiting Petroleum Corp., Sr. Sub. Notes	B1	7.25%		05/01/12	180	178,650

						5,315,995
Entertainment & Leisure — 2.3%
AMC Entertainment, Inc., Gtd. Notes	Ba3	8.625%		08/15/12	220	226,050
AMC Entertainment, Inc., Gtd. Notes	B2	11.00%		02/01/16	400	396,000
AMC Entertainment, Inc., Sr. Sub. Notes	B2	8.00%		03/01/14	240	213,000
AMC Entertainment, Inc., Zero Coupon (until 08/15/09), Sr. Disc. Notes	B3	12.00	%(a)	08/15/14	545	427,825

						1,262,875
Environmental — 0.4%
Allied Waste North America, Inc., Sr. Sec’d. Notes, Series B	B1	6.50%		11/15/10	240	240,000
Financial Institutions — 3.5%
Bonten Media Acquistition, Gtd. Notes, PIK, 144A	Caa1	9.00	%(c)	06/01/15	455	332,150
Deluxe Corp., Sr. Unsec’d. Notes	Ba2	7.375%		06/01/15	890	778,750
FireKeepers Development Authority, Sr. Sec’d. Notes, 144A	B3	13.875%		05/01/15	180	175,950
Harland Clarke Holdings Corp., Gtd. Notes	Caa1	9.50%		05/15/15	230	188,600
Rouse Co. LP, Sr. Unsec’d. Notes, 144A	Ba2	6.75%		05/01/13	445	400,957

						1,876,407

SCHEDULE OF INVESTMENTS as of June 30, 2008 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Food & Beverage — 3.9%
Aramark Corp., Gtd. Notes	B3	6.373	%(c)	02/01/15	460	430,100
Aramark Corp., Gtd. Notes	B3	8.50%		02/01/15	420	411,600
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25%		09/01/16	635	596,900
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25%		05/15/17	310	289,850
Smithfield Foods, Inc., Sr. Unsec’d. Notes	Ba3	7.75%		05/15/13	430	379,475

						2,107,925
Gaming — 8.7%
Buffalo Thunder Developement Authority, Sr. Sec’d. Notes, 144A	B2	9.375%		12/15/14	615	412,050
Caesars Entertainment, Inc., Gtd. Notes	Caa1	8.125%		05/15/11	215	172,000
Harrahs Operating Co., Inc., Gtd. Notes	Caa2	5.625%		06/01/15	540	290,250
Mandalay Resort Group, Gtd. Notes	B1	9.375%		02/15/10	375	375,000
MGM Mirage, Gtd. Notes	Ba2	6.00%		10/01/09	205	201,669
MGM Mirage, Gtd. Notes	Ba2	8.50%		09/15/10	510	504,900
Mohegan Tribal Gaming Authority, Gtd. Notes	Ba1	6.125%		02/15/13	135	122,850
OED Corp./DIAMOND JO LLC, Gtd. Notes	B2	8.75%		04/15/12	890	809,900
River Rock Entertainment Authority, Sr. Sec’d. Notes	B2	9.75%		11/01/11	415	415,000
Seneca Gaming Corp., Sr. Unsec’d. Notes	Ba2	7.25%		05/01/12	400	375,000
Station Casinos, Inc., Sr. Sub. Notes	Caa2	6.50%		02/01/14	105	60,375
Virgin River Casino Corp., Sr. Sec’d. Notes	B3	9.00%		01/15/12	375	266,250
Wynn Las Vegas Capital Corp., First Mortgage	Ba2	6.625%		12/01/14	760	695,400

						4,700,644
Healthcare — 8.6%
Community Health Systems, Inc., Gtd. Notes	B3	8.875%		07/15/15	455	457,844
HCA, Inc., Sr. Sec’d. Notes, PIK	B2	9.625%		11/15/16	845	870,350
HCA, Inc., Sr. Unsec’d. Notes	Caa1	5.75%		03/15/14	85	70,762
HCA, Inc., Sr. Unsec’d. Notes	Caa1	6.375%		01/15/15	1,525	1,265,750
HCA, Inc., Sr. Unsec’d. Notes	Caa1	7.50%		11/06/33	180	138,600
Omnicare, Inc., Sr. Sub. Notes	B1	6.125%		06/01/13	70	64,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes	Caa1	9.875%		07/01/14	1,115	1,120,575
Universal Hospital Services, Inc., Sr. Sec’d. Notes, PIK	B3	8.50%		06/01/15	360	360,000
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba1	6.75%		06/01/10	60	59,700
Ventas Realty LP/Ventas Capital Corp., Sr. Notes	Ba1	6.625%		10/15/14	215	206,400

						4,614,731
Home Construction — 0.8%
DR Horton, Inc., Gtd. Notes	B1	9.75%		09/15/10	110	112,750
KB Home, Sr. Sub. Notes	B1	7.75%		02/01/10	305	310,887

						423,637
Industrial Other — 1.6%
Blount, Inc., Sr. Sub. Notes	B2	8.875%		08/01/12	420	420,000
RBS Global, Inc. and Rexnord Corp., Gtd. Notes	B3	9.50%		08/01/14	460	443,900

						863,900
Lodging — 0.7%
Host Hotels & Resorts LP, Sr. Sec’d. Notes	Ba1	6.875%		11/01/14	290	266,800
Host Marriott LP, Sr. Sec’d. Notes	Ba1	7.125%		11/01/13	100	93,000

						359,800
Media - Cable — 4.9%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B2	8.00%		04/15/12	555	524,475
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.625%		07/15/18	340	312,800

SCHEDULE OF INVESTMENTS as of June 30, 2008 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.875%		02/15/18	585	544,050
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	8.125%		07/15/09	205	206,537
FrontierVision LP, Sr. Sub. Notes(e)	NR	Zero		10/15/10	575	44,563
Mediacom Broadband LLC, Sr. Unsec’d. Notes	B3	8.50%		10/15/15	1,060	947,375
Shaw Communications, Inc., Sr. Notes (Canada)	Ba1	8.25%		04/11/10	30	30,825
Shaw Communications, Inc., Sr. Unsec’d. Notes (Canada)	Ba1	7.25%		04/06/11	15	15,150

						2,625,775
Media - Non Cable — 6.9%
CanWest MediaWorks, Inc., Gtd. Notes (Canada)	B3	8.00%		09/15/12	325	289,250
DirecTV Holdings LLC, Gtd. Notes	Ba3	6.375%		06/15/15	850	796,875
Idearc, Inc., Gtd. Notes	B3	8.00%		11/15/16	495	311,232
Intelsat Ltd., Sr. Unsec’d. Notes (Bermuda)	Caa3	6.50%		11/01/13	135	95,006
Intelsat Ltd., Sr. Unsec’d. Notes (Bermuda)	Caa3	7.625%		04/15/12	355	284,000
Nexstar Finance Holdings, Sr. Disc. Notes	Caa2	11.375%		04/01/13	96	92,042
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16	695	646,350
Quebecor Media, Inc., Sr. Unsec’d. Notes	B2	7.75%		03/15/16	195	181,350
R.H. Donnelley Corp., Sr. Disc. Notes	B3	6.875%		01/15/13	150	89,250
R.H. Donnelley Corp., Sr. Unsec’d. Notes	B3	6.875%		01/15/13	850	505,750
R.H. Donnelley Corp., Sr. Unsec’d. Notes	B3	8.875%		01/15/16	700	420,000
R.H. Donnelley Corp., Sr. Unsec’d. Notes, 144A	B3	8.875%		10/15/17	50	29,750

						3,740,855
Metals — 6.8%
Arch Western Finance LLC, Sr. Sec’d. Notes	B1	6.75%		07/01/13	220	215,600
Massey Energy Co., Gtd. Notes	B2	6.625%		11/15/10	210	210,000
McMoRan Cooper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.25%		04/01/15	380	399,475
McMoRan Cooper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17	1,160	1,223,800
Novelis, Inc., Gtd. Notes (Canada)	B3	7.25%		02/15/15	325	307,125
Peabody Energy Corp., Gtd. Notes	Ba1	6.875%		03/15/13	485	486,212
Peabody Energy Corp., Gtd. Notes	Ba1	7.375%		11/01/16	415	413,963
United States Steel Corp., Sr. Unsec’d. Notes	Baa3	6.05%		06/01/17	205	191,461
United States Steel Corp., Sr. Unsec’d. Notes	Baa3	7.00%		02/01/18	195	194,571

						3,642,207
Metals & Mining — 1.3%
RathGibson, Inc., Gtd. Notes	B3	11.25%		02/15/14	180	172,350
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A (United Kingdom)	Ba1	9.50%		07/18/18	520	517,400

						689,750
Packaging — 0.2%
Ball Corp., Gtd. Notes	Ba1	6.625%		03/15/18	125	121,875
Paper & Forest Products — 0.6%
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.95%		06/15/18	310	308,275
Pharmaceuticals — 2.9%
Elan Finance LLC, Gtd. Notes (Ireland)	B3	7.75%		11/15/11	640	620,800
Elan Finance LLC, Gtd. Notes (Ireland)	B3	8.875%		12/01/13	625	626,562
Elan Finance PLC, Gtd. Notes (Ireland)	B3	6.807	%(c)	12/01/13	360	331,200

						1,578,562
Real Estate Investment Trusts — 0.7%
K. Hovnanian Enterprises, Inc., Gtd. Notes, 144A	Ba3	11.50%		05/01/13	355	368,313
Retailers — 2.1%
Lazydays RV Center, Inc., Sr. Unsec’d. Notes	Caa3	11.75%		05/15/12	246	169,740
Rite Aid Corp., Sr. Sec’d. Notes	B3	7.50%		01/15/15	120	128,400

SCHEDULE OF INVESTMENTS as of June 30, 2008 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Rite Aid Corp., Sr. Sec’d. Notes	B3	8.125%		05/01/10	555	560,550
Rite Aid Corp., Sr. Sec’d. Notes	B3	10.375%		07/15/16	275	249,117

						1,107,807
Technology — 5.5%
Coleman Cable, Inc., Gtd. Notes, PIK	B2	9.875%		10/01/12	305	286,700
IKON Office Solutions, Inc., Sr. Unsec’d. Notes	Ba3	7.75%		09/15/15	840	842,100
Open Solutions, Inc., Gtd. Notes, 144A	Caa1	9.75%		02/01/15	440	358,600
Sanmina-SCI Corp., Gtd. Notes, 144A	B1	5.526	%(c)	06/15/10	392	388,080
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125%		08/15/13	825	833,250
Xerox Corp., Gtd. Notes	Baa2	7.625%		06/15/13	225	233,642

						2,942,372
Telecommunications — 0.3%
MetroPCS Wireless, Inc., Gtd. Notes	Caa1	9.25%		11/01/14	185	178,063
Tobacco — 2.1%
Alliance One International, Inc., Gtd. Notes	B2	11.00%		05/15/12	670	690,100
Reynolds American, Inc., Sr. Sec’d. Notes	Baa3	7.25%		06/01/13	220	227,421
Reynolds American, Inc., Sr. Sec’d. Notes	Baa3	7.30%		07/15/15	215	219,984

						1,137,505
Transportation — 4.5%
American Railcar Industries, Inc., Sr. Unsec’d. Notes	B1	7.50%		03/01/14	315	292,950
Avis Budget Finance, Inc., Gtd. Notes	Ba3	5.176	%(c)	05/15/14	310	240,250
Avis Budget Finance, Inc., Gtd. Notes	Ba3	7.75%		05/15/16	105	80,587
Continental Airlines, Inc., Pass-Thru Certs.	Ba1	9.798%		04/01/21	1,183	940,593
Hertz Corp., Gtd. Notes	B1	8.875%		01/01/14	405	370,575
Hertz Corp., Gtd. Notes	B2	10.50%		01/01/16	315	286,650
Navios Martime Holding, Inc., Gtd. Notes	B3	9.50%		12/15/14	190	194,275

						2,405,880
Utilities — 15.3%
AES Corp. (The), Sr. Sec’d. Notes, 144A	Ba3	8.75%		05/15/13	53	54,988
Aquila, Inc., Sr. Unsec’d. Notes	Baa2	7.95%		02/01/11	430	441,919
Aquila, Inc., Sr. Unsec’d. Notes	Baa2	14.875%		07/01/12	320	372,000
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.125%		05/15/18	955	830,850
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.75%		06/01/19	190	172,900
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.00%		05/15/17	165	154,275
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.20%		05/15/19	250	233,125
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.50%		06/15/13	440	436,700
El Paso Corp., Sr. Unsec’d. Notes	Ba3	6.75%		05/15/09	250	251,053
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		05/15/11	330	331,061
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)	Ba1	5.70%		01/05/16	960	854,400
Mirant North America LLC, Gtd. Notes	B1	7.375%		12/31/13	240	237,900
NGPL PipeCo. LLC, Sr. Notes, 144A	Baa3	7.119%		12/15/17	425	434,376
NRG Energy, Inc., Gtd. Notes	B1	7.25%		02/01/14	100	95,500
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16	665	625,931
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17	180	170,100
Reliant Energy, Inc., Gtd. Notes	Ba3	6.75%		12/15/14	435	443,700
Reliant Energy, Inc., Sr. Unsec’d. Notes	B1	7.875%		06/15/17	390	381,225
TXU Corp., Sr. Unsec’d. Notes	Caa1	5.55%		11/15/14	605	473,638
TXU Corp., Sr. Unsec’d. Notes	Caa1	6.50%		11/15/24	465	343,078
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.125%		09/01/11	765	791,775
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	8.125%		03/15/12	130	136,500

						8,266,994
Wireless — 2.2%
Centennial Communications Corp., Gtd. Notes	B2	10.125%		06/15/13	430	442,900

SCHEDULE OF INVESTMENTS as of June 30, 2008 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Centennial Communications Corp., Sr. Unsec’d. Notes	B2		8.125%		02/01/14	235	232,650
Rogers Wireless, Inc., Sr. Sec’d. Notes (Canada)	Baa3		9.625%		05/01/11	450	498,113

							1,173,663
Wirelines — 6.5%
Citizens Communications Co., Sr. Unsec’d. Notes	Ba2		9.25%		05/15/11	975	1,009,125
GCI, Inc., Sr. Unsec’d. Notes	B3		7.25%		02/15/14	410	352,600
Qwest Corp., Sr. Unsec’d. Notes	Ba1		7.50%		10/01/14	1,145	1,102,062
Windstream Corp., Gtd. Notes	Ba3		8.125%		08/01/13	250	249,375
Windstream Corp., Gtd. Notes	Ba3		8.625%		08/01/16	800	798,000

							3,511,162

TOTAL CORPORATE BONDS (cost $70,326,073)							65,157,373

BANK NOTES — 5.6%
Community Center — 0.5%
Bright Horizon	Ba3		4.45%		05/21/15	270	265,612
Entertainment & Leisure — 0.4%
AMC Entertainment	B3		7.78	%(c)	06/13/12	195	184,781
Independent Power Producers & Energy Traders — 0.9%
Calpine Corp.	B+		5.58%		03/29/14	500	477,222
Oil & Gas Exploration/Production — 0.8%
Antero Resources Corp.	NR		7.20%		04/12/14	500	451,250
Paper — 0.5%
Georgia-Pacific Corp., Term Bond	NR		4.45%		12/20/12	293	276,480
Pharmaceuticals — 0.7%
Mylan	B1		5.85%		10/02/14	404	399,506
Steel Producers/Products — 0.9%
Texas Competitive Electric Holdings Co. LLC	NR		6.256%		10/22/14	499	461,205
Tobacco — 0.9%
Reynolds American, Inc., Notes	NR		5.196%		06/29/14	525	480,375
TOTAL BANK NOTES (cost $3,128,167)							2,996,431

CONVERTIBLE BOND — 0.4%
Construction Machinery — 0.4%
AGCO Corp., Sr. Sub. Notes (cost $227,459)	BB	(d)	1.25%		12/15/36	160	231,800

COMMON STOCKS — 0.1%						Shares
Consumer Products — 0.1%
WKI Holding Co., Inc. (cost $1,380,433)						6,031	63,326

WARRANTS						Units
Chemicals
Hercules, Inc., (cost $0)(b)						230	3,360

Total Long-Term Investments (cost $75,062,132)							68,452,290

						Principal Amount (000)
SHORT-TERM INVESTMENT — 4.6%
REPURCHASE AGREEMENT — 4.6%
JPMorgan Chase, 2.7%, dated 06/30/08, due 07/01/08 in the amount of $2,539,976 (cost $2,500,000; the value of collateral plus accrued interest was $2,552,137)(f)						2,500	2,500,000

SCHEDULE OF INVESTMENTS as of June 30, 2008 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

TOTAL INVESTMENTS(g)—131.7% (cost $77,562,132)(h)	70,952,290
Liabilities in Excess of Other Assets — (31.7)%	(17,089,313)

NET ASSETS — 100.0%	$53,862,977

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.
(a)	The rate shown reflects the coupon rate after the step date.
(b)	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(e)	Represents issuer in default on interest payments. Non-income producing security.
(f)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(g)	As of June 30, 2008, 3 securities representing $111,249 and 0.2% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below).
(h)	The United States federal income tax basis of the Fund’s investment and the net unrealized depreciation as of June 30, 2008 were as follows:

Tax Basis of Information	Appreciation	Depreciation	Net Unrealized Depreciation
$77,562,132	$626,536	(7,236,378)	(6,609,842)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	-	quoted prices in active markets for identical securities
Level 2	-	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	-	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	—	—
Level 2 - Other Significant Observable Inputs - Long	$70,841,041	—
Level 3 - Significant Unobservable Inputs	111,249	—

Total	$70,952,290	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 3/31/08	$78,238
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	33,011
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$111,249

Notes to the Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term debt securities which mature in more than 60 days are valued at current market quotations. Short-term debt securities which mature in 60 days or less are valued at amortized cost.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The High Yield Plus Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 15, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 15, 2008

*	Print the name and title of each signing officer under his or her signature.